Rule 497(e)
File Nos. 333-203628; 811-23050

GREAT-WEST SECUREFOUNDATION® II Variable Annuity

Group Flexible Premium Variable Deferred Annuity Contract
Issued by
Variable Annuity-8 Series Account
of
Great-West Life & Annuity Insurance Company

Supplement dated June 7, 2017
to the Prospectus dated May 1, 2017

This Supplement amends certain information contained in the Prospectus dated May 1, 2017.

The third chart, “Total Annual Covered Funds Operating Expenses” which appears in the section “Fee Tables” under “Participant Transaction Expenses” on page 4 of the Prospectus is deleted in its entirety and replaced with the following.

Total Annual Covered Funds Operating Expenses	Minimum	Maximum
Expenses that are deducted from Covered Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses	0.30%	0.37%

If you have any questions regarding this Supplement, please call Great-West toll-free at (800) 537-2033.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated May 1, 2017.

Please read this Supplement carefully and retain it for future reference.